Due to Related Parties	12 Months Ended
Dec. 31, 2010
Due to Related Parties
Note 10 Due to Related Parties

In 2009, the Company's officers used personal credit cards for business related expenses of $27,929.  The amounts were repaid in 2010.  The Company no longer uses officer credit cards.